Shareholders' Equity (Details) (Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) M Y	Dec. 31, 2010 USD ($) Y	Dec. 31, 2009 USD ($) Y	Dec. 31, 2008	Dec. 31, 2002	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Jan. 22, 2008	Dec. 31, 2001 USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] USD ($)	Dec. 31, 2009 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Employee Plan 2008 [Member]	Dec. 31, 2009 Employee Plan 2008 [Member] USD ($)	Dec. 31, 2010 Employee Plan 2008 [Member]	Dec. 31, 2011 Employee Plan 2009 [Member]	Dec. 31, 2009 Employee Plan 2009 [Member] USD ($)	May 20, 2012 Employee Plan 2009 [Member]	May 20, 2011 Employee Plan 2009 [Member]	Dec. 31, 2010 Employee Plan 2009 [Member]	May 20, 2010 Employee Plan 2009 [Member]	Dec. 31, 2011 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ($)	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2010 Employee Plan 2011 [Member]	Dec. 31, 2011 Supervisory Board 2008 Plan [Member]	Dec. 31, 2010 Supervisory Board 2008 Plan [Member]	Dec. 31, 2011 Supervisory Board 2009 Plan [Member] EUR (€)	Dec. 31, 2009 Supervisory Board 2009 Plan [Member]	Dec. 31, 2010 Supervisory Board 2009 Plan [Member]	Dec. 31, 2011 Supervisory Board 2010 Plan [Member]	Dec. 31, 2010 Supervisory Board 2010 Plan [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Supervisory Board Option Plan [Member]	Dec. 31, 2000 Supervisory Board Option Plan [Member]	Dec. 31, 1999 Supervisory Board Option Plan [Member]	Dec. 31, 2002 Advisor to supervisory Board [Member]	Dec. 31, 2001 Advisor to supervisory Board [Member]	Dec. 31, 2000 Advisor to supervisory Board [Member]	Dec. 31, 1999 Advisor to supervisory Board [Member]	Dec. 31, 2011 Supervisory Board 2011 Plan [Member]	Dec. 31, 2010 Supervisory Board 2011 Plan [Member]
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award (Textual) [Abstract]
Common stock, nominal value						€ 1.04	€ 1.04
Maximum Period authorized to be granted																																	60,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																																		12,000	9,000	9,000	18,000	6,000	4,500	4,500	9,000
Maximum Period authorized to be granted	6,149,130																							5,976,630																		172,500
Number of share waived	169,342												3,531			31,144						73,852		30,815																		30,000
Awards are granted at the nominal value of the share																												€ 1.04
Vesting period of option					30 days																								one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant								1 year
Option expire after date of grant, in years					10 years																												10 years			8 years
Awards vested, Number of Shares	3,346,791												624,979			1,485,874						1,058,438				42,500		60,000			75,000
Number of outstanding awards	10,679,911	10,196,886											0		628,510	1,257,038				2,774,056		3,224,558	6,506,820	5,945,815	0	0	42,500	35,000		95,000	75,000	150,000										142,500	0
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																		36.00%	32.00%		32.00%
Awards cancelled on failed vesting conditions, Number of Shares	2,149,972																					2,149,972
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan														$ 10.59			$ 7.54						$ 8.74	$ 9.08
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	$ (354)	$ (247)	$ (110)							$ 354	$ 247	$ 105
Shareholders Equity (Textual) [Abstract]
Total Authorized Share Capital							1,810
Common stock, shares authorized	1,200,000,000	1,200,000,000
Preferred stock, shares authorized	540,000,000	540,000,000						540,000,000
Common stock, shares issued	910,559,805	910,559,805
Common Stock, Shares, Outstanding	884,995,094	881,686,303
Preference Shares Outstanding Maximum Period				2 years
Share issued as a percentage of par value of the preference shares to be issued								25.00%
Repurchase of common shares Authorized to repurchase				30,000,000
Acquisition of shares				29,520,220
Transfer of treasury share to employees under the Company's share based remuneration programs	17,355,509
Transfer of treasury share to employees under the Company's share based remuneration	3,169,291
Company owned a number of treasury shares	25,564,711
Weighted Average Remaining contractual life of options	1.2	1.9	2.9
Gain (loss) reclassified from OCI into earnings	61
Dividends, per share	$ 0.40	$ 0.28	$ 0.12
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	2	2	2
Total unrecognized compensation cost related to the grant of nonvested shares									23
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	9.5
Deferred income tax expense relating to unvested share based compensation expense	7	3	8
Dividend paid during the year	327	212	158
Dividends payable to stockholders	88	62
Cash dividend paid per common share	$ 0.10	$ 0.07
Dividend Paid	$ 266	$ 186
Additional Shares granted for free to Employees		One third of the total number of awards granted